Income Tax Status	12 Months Ended
Dec. 31, 2025
401(k) Retirement Savings Account Plan
Income Tax Status
Income Tax Status

6.Income Tax Status:

The Plan obtained its latest determination letter dated June 3, 2016, in which the Internal Revenue Service (IRS) stated that the Plan, as then designed, complied with the applicable requirements of the Internal Revenue Code (IRC).  Although the Plan has been amended since receiving the determination letter, the Plan Administrator believes that the Plan is designed and is currently being operated in compliance with the applicable requirements of the IRC. Therefore, no provision for income taxes has been included in the Plan’s financial statements.